OTHER EXPENSE (INCOME) - Other Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other operating expenses
Litigation costs	$ 17	$ 19
Write-offs (reversals)	12	(1)
Bulyanhulu reduced operations program costs	0	22
Bank charges	7	16
Porgera care and maintenance costs	51	51
Covid-19 donations	0	24
Buzwagi supplies obsolescence	21	0
Litigation settlements	25	0
Other	17	20
Total other expense	150	151
Other Income:
Gains on sale of long-lived assets	(213)	(180)
Remeasurement of silver sale liability	0	(104)
Peru tax disputes settlement	0	(7)
Loss (gain) on warrant investments at FVPL	(16)	9
Gain on non-hedge derivatives	(2)	(10)
Interest income	(15)	(21)
Other	(3)	(12)
Total other income	(217)	(329)
Total	(67)	$ (178)
Lone Tree [Member]
Other Income:
Gains on sale of long-lived assets	(205)
Eskay Creek [Member]
Other Income:
Gains on sale of long-lived assets	(59)
Massawa [Member]
Other Income:
Gains on sale of long-lived assets	(54)
Morila [Member]
Other Income:
Gains on sale of long-lived assets	(27)
Bullfrog Mine [Member]
Other Income:
Gains on sale of long-lived assets	$ (22)